Payments, by Category - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 8,784,008	$ 2,668,210	$ 99,245	$ 4,796,570	$ 195,837	$ 85,670	$ 16,629,540